Related party transactions (Tables)	6 Months Ended
Mar. 31, 2023
Related party transactions
Schedule of Related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Yefang Zhang	Principal shareholder	Provide a guarantee as an additional security for bank loan
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Provide a guarantee as an additional security for bank loan
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company
Feng Zhou	Legal representative of Hangzhou Forasen	Provide a guarantee as an additional security for bank loan
Wenhua Liu	A director of CN Energy	Provide personal guarantee as an additional security for bank loan